POST RETIREMENT BENEFIT PLAN - Expected benefit payments, net of participant contributions (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Expected benefit payments, net of participant contributions
Expected Future Benefit payments 2014	$ 183
Expected Future Benefit payments 2015	167
Expected Future Benefit payments 2016	178
Expected Future Benefit payments 2017	169
Expected Future Benefit payments 2018	191
Expected Future Benefit payments 2019 to 2025	935
Expected future benefit payments, total	$ 1,823